Other Taxes Payable	12 Months Ended
Dec. 31, 2011
Other Taxes Payable [Abstract]
OTHER TAXES PAYABLE
16.	OTHER TAXES PAYABLE

	December 31,
	2010	2011
	RMB	RMB
Individual income tax withholding	127	109
Business tax payable	1,540	2,011
Value added taxes payable (recoverable), net	(708)	(602)
Property tax	25	19

	984	1,537

The Company’s subsidiaries in the PRC (other than Hong Kong) are subject to a 17% value added tax on revenues from the sales of hardware to customers and, in addition, are subject to business taxes and value added taxes at the rates of 5% and 3%, on service revenues from software development and sales of software, respectively. Value added taxes payable for hardware sales is reported net of value added taxes paid for inventory purchases. VAT on food sales and services is applicable at various rates, from 0% for self-grown products sales, to 13% and 17% for other goods and products. The Company is also required to withhold PRC individual income taxes on employees’ payroll for remittance to the tax authorities. In addition, in October 2008, the Company purchased a land use right resulting in a property tax liability thereon.